Unaudited Interim Condensed Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Revenue:
Services		$ 2,875	$ 1,981
Products		50	29
Total revenue		2,925	2,010
Cost of revenue:
Cost of services		1,726	2,214
Cost of sales of products		58	320
Total cost of revenue		1,784	2,534
Gross profit (loss)		1,141	(524)
Operating expenses:
Research and development expenses		619	699
Selling, general and administrative expenses		4,532	3,375
Expected credit loss		263	36
Operating loss		(4,273)	(4,634)
Finance income		447	205
Finance expenses		950	561
Financial expenses, net		503	356
Loss before tax		(4,776)	(4,990)
Income tax benefit		5	9
Loss for the period		(4,771)	(4,981)
Other comprehensive income, net of tax:
Exchange gains arising on translation of foreign operations
Other comprehensive income
Total comprehensive loss for the period		(4,771)	(4,981)
Loss for the period attributed to:
Non-controlling interests		(77)	(81)
The Company’s shareholders		(4,694)	(4,900)
Total loss		(4,771)	(4,981)
Total comprehensive loss for the period attributed to:
Non-controlling interests		(77)	(81)
The Company’s shareholders		(4,694)	(4,900)
Total comprehensive loss		$ (4,771)	$ (4,981)
Basic and diluted loss per share attributable to the Company’s shareholders in USD (in Dollars per share)	[1]		$ (0.84)

[1]	After giving effect to the reverse stock split (see also Note 4).